Financial instruments (Schedule of significant unobservable inputs used in fair value measurement of assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Non-hedge derivatives	$ 1,712	$ 6,628
Investments at FVTPL	11,287	15,159
Prepayment option embedded derivative	2,585	3,664
Financial assets measured at fair value	15,584	25,451
Embedded derivatives	9,074	7,201
Non-hedge derivatives	10,295	2,634
Financial liabilities measured at fair value	19,369	9,835
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Non-hedge derivatives	0	0
Investments at FVTPL	11,287	15,159
Prepayment option embedded derivative	0	0
Financial assets measured at fair value	11,287	15,159
Embedded derivatives	0	0
Non-hedge derivatives	0	0
Financial liabilities measured at fair value	0	0
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Non-hedge derivatives	1,712	6,628
Investments at FVTPL	0	0
Prepayment option embedded derivative	2,585	3,664
Financial assets measured at fair value	4,297	10,292
Embedded derivatives	9,074	7,201
Non-hedge derivatives	10,295	2,634
Financial liabilities measured at fair value	19,369	9,835
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Non-hedge derivatives	0	0
Investments at FVTPL	0	0
Prepayment option embedded derivative	0	0
Financial assets measured at fair value	0	0
Embedded derivatives	0	0
Non-hedge derivatives	0	0
Financial liabilities measured at fair value	$ 0	$ 0